FINANCIAL INSTRUMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments, All Other Investments [Abstract]
FINANCIAL INSTRUMENTS

NOTE 11 - FINANCIAL INSTRUMENTS

(a) Liquidity Risk Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company relies on cash flows generated from operations, as well as injections of capital through the issuance of the Company’s capital stock to settle its liabilities when they become due.

(b) Interest Rate Risk The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary assets and liabilities.

NOTE 12 - FINANCIAL INSTRUMENTS

(a) Liquidity Risk Liquidity risk is the risk that the Company will not be able to meet its obligations associated with financial liabilities. The Company relies on cash flows generated from operations, as well as injections of capital through the issuance of the Company’s capital stock to settle its liabilities when they become due.

(b) Interest Rate Risk The Company is not exposed to significant interest rate risk due to the short-term maturity of its monetary current assets and current liabilities.